Information by Segment - Summary of Cash Flow By Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	$ 755,866,198	$ 743,711,719	$ 735,525,522
Cash flows from (used in) investing activities	(554,651,390)	(311,531,811)	(1,881,559,694)
Cash flows from (used in) financing activities	(127,669,334)	(440,435,688)	966,576,876
Operating Segments [Member]
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	755,866,198	743,711,719	735,525,522
Cash flows from (used in) investing activities	(554,651,390)	(311,531,811)	(1,881,559,694)
Cash flows from (used in) financing activities	(127,669,334)	(440,435,688)	966,576,876
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	551,979,917	754,113,794	638,607,494
Cash flows from (used in) investing activities	(100,557,328)	(426,038,012)	(451,284,432)
Cash flows from (used in) financing activities	(469,832,875)	(453,927,358)	(249,051,150)
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	111,689,249	50,246,845	117,692,384
Cash flows from (used in) investing activities	(111,939,127)	(28,896,947)	(123,070,452)
Cash flows from (used in) financing activities	1,578,034	(23,901,991)	(32,268,227)
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	(92,197,032)	(60,648,920)	(20,774,356)
Cash flows from (used in) investing activities	(342,154,935)	(143,403,148)	(1,307,204,810)
Cash flows from (used in) financing activities	$ (340,585,507)	$ (37,393,661)	$ (1,247,896,253)